Segment Disclosures - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment			1		1
Assets	$ 513,822,070		$ 513,822,070		$ 534,441,184	$ 529,129,280
Total revenues	8,043,277	$ 7,670,640	$ 15,868,090	$ 15,019,998	$ 30,718,601	28,238,533	$ 21,160,064
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]		Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description			Our CODM uses consolidated net income (loss) when making decisions about allocating capital and personnel. On a quarterlybasis, our CODM considers budget-to-actual and period-to-period variances when evaluating company and segment performance in addition to other interim reviews.		Our CODM uses consolidated net income (loss) when making decisions about allocating capital and personnel. On a quarterly basis, our CODM considers budget-to-actual and period-to-period variances when evaluating company and segment performance in addition to other interim reviews.
Self Storage | Canada
Segment Reporting Information [Line Items]
Assets	281,900,000		$ 281,900,000		$ 293,400,000	278,200,000
Total revenues	$ 4,500,000	$ 4,300,000	$ 8,800,000	$ 8,300,000	$ 17,000,000	$ 15,400,000	$ 8,800,000